Note 19 - Subsequent Events (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2012 Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.125	$ 0.27	$ 0.22	$ 0.015